UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 29, 2024

U.S. Treasury Obligations Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.9%
U.S. Treasury Bills — 28.7%
U.S. Cash Management Bill	5.367%	4/4/24	$5,000,000	$4,975,067	(a)
U.S. Treasury Bills	4.440%	3/5/24	5,100,000	5,096,974	(a)
U.S. Treasury Bills	5.053%	3/12/24	10,000,000	9,983,851	(a)
U.S. Treasury Bills	5.267%	3/21/24	15,000,000	14,955,889	(a)
U.S. Treasury Bills	5.439%	4/11/24	10,000,000	9,939,411	(a)
U.S. Treasury Bills	5.365%	4/23/24	5,000,000	4,961,593	(a)
U.S. Treasury Bills	5.479%	4/25/24	7,400,000	7,339,854	(a)
U.S. Treasury Bills	5.369%	4/30/24	10,000,000	9,913,208	(a)
U.S. Treasury Bills	5.415%	5/2/24	15,000,000	14,864,461	(a)
U.S. Treasury Bills	5.441%	5/9/24	7,300,000	7,226,404	(a)
U.S. Treasury Bills	5.462%	5/16/24	10,000,000	9,888,745	(a)
U.S. Treasury Bills	5.458%	5/30/24	15,000,000	14,803,125	(a)
U.S. Treasury Bills	5.263%	6/27/24	20,000,000	19,669,223	(a)
U.S. Treasury Bills	5.268%	7/5/24	5,000,000	4,911,713	(a)
U.S. Treasury Bills	5.256%	7/11/24	5,000,000	4,907,783	(a)
U.S. Treasury Bills	5.161%	8/1/24	7,000,000	6,853,333	(a)
U.S. Treasury Bills	5.395%	8/29/24	5,000,000	4,871,038	(a)
U.S. Treasury Bills	4.867%	1/23/25	5,000,000	4,790,900	(a)
Total U.S. Treasury Bills				159,952,572
U.S. Treasury Notes — 17.1%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield - 0.075%)	5.251%	4/30/24	15,000,000	14,998,192	(b)
U.S. Treasury Notes	3.000%	7/31/24	5,000,000	4,950,462
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.037%)	5.363%	7/31/24	15,000,000	14,996,575	(b)
U.S. Treasury Notes	2.375%	8/15/24	5,000,000	4,933,702
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.140%)	5.466%	10/31/24	15,000,000	14,997,460	(b)
U.S. Treasury Notes	1.000%	12/15/24	10,000,000	9,704,761
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.200%)	5.526%	1/31/25	10,595,000	10,597,451	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.169%)	5.418%	4/30/25	5,000,000	4,997,282	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.125%)	5.528%	7/31/25	5,000,000	4,996,075	(b)

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2024 Semi-Annual Report	1

Schedule of investments (unaudited) (cont’d)

February 29, 2024

U.S. Treasury Obligations Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	5.501%	10/31/25	$5,000,000	$5,000,000	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.245%)	5.545%	1/31/26	5,000,000	5,003,950	(b)
Total U.S. Treasury Notes				95,175,910
Repurchase Agreements — 54.1%
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $30,004,408; (Fully collateralized by U.S. government obligations, 0.125% to 5.000% due 6/15/25 to 8/15/53; Market value — $30,604,555)	5.290%	3/1/24	30,000,000	30,000,000
Credit Agricole SA tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $40,005,856; (Fully collateralized by U.S. government obligations, 0.125% to 1.750% due 7/15/31 to 1/15/34; Market value — $40,800,011)	5.270%	3/1/24	40,000,000	40,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $50,007,361; (Fully collateralized by U.S. government obligations, 0.125% to 3.125% due 4/15/25 to 5/15/48; Market value — $51,000,039)	5.300%	3/1/24	50,000,000	50,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $1,402,207; (Fully collateralized by U.S. government obligations, 3.125% due 8/31/29; Market value — $1,430,049)	5.310%	3/1/24	1,402,000	1,402,000
HSBC Bank USA tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $45,006,563; (Fully collateralized by U.S. government obligations, 1.500% due 11/30/28; Market value — $45,906,746)	5.250%	3/1/24	45,000,000	45,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $55,008,097; (Fully collateralized by U.S. government obligations, 0.375% to 4.375% due 4/15/24 to 2/15/45; Market value — $56,100,002)	5.300%	3/1/24	55,000,000	55,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $5,000,736; (Fully collateralized by U.S. government obligations, 0.000% to 3.625% due 3/31/24 to 4/15/28; Market value — $5,100,797)	5.300%	3/1/24	5,000,000	5,000,000

See Notes to Financial Statements.

2	U.S. Treasury Obligations Portfolio 2024 Semi-Annual Report

U.S. Treasury Obligations Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Societe Generale NY tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $50,007,333; (Fully collateralized by U.S. government obligations, 4.250% due 2/28/29; Market value — $51,000,049)	5.280%	3/1/24	$50,000,000	$50,000,000
TD Securities LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $25,003,681; (Fully collateralized by U.S. government obligations, 2.875% to 5.000% due 9/30/25 to 2/15/33; Market value — $25,500,041)	5.300%	3/1/24	25,000,000	25,000,000
Total Repurchase Agreements				301,402,000
Total Investments — 99.9% (Cost — $556,530,482#)				556,530,482
Other Assets in Excess of Liabilities — 0.1%				361,847
Total Net Assets — 100.0%				$556,892,329

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	Rate shown represents yield-to-maturity.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2024 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 29, 2024

Assets:
Investments, at value	$255,128,482
Repurchase agreements, at value	301,402,000
Cash	695
Interest receivable	422,424
Total Assets	556,953,601

Liabilities:
Fund accounting fees payable	25,484
Audit and tax fees payable	18,214
Trustees’ fees payable	1,325
Accrued expenses	16,249
Total Liabilities	61,272
Total Net Assets	$556,892,329

Represented by:
Paid-in capital	$556,892,329

See Notes to Financial Statements.

4	U.S. Treasury Obligations Portfolio 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2024

Investment Income:
Interest	$14,651,627

Expenses:
Fund accounting fees	31,270
Audit and tax fees	18,214
Legal fees	7,038
Trustees’ fees	6,473
Interest expense	3,594
Custody fees	595
Miscellaneous expenses	27,986
Total Expenses	95,170
Net Investment Income	14,556,457
Net Realized Gain on Investments	115
Increase in Net Assets From Operations	$14,556,572

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2024 Semi-Annual Report	5

Statements of changes in net assets

For the Six Months Ended February 29, 2024 (unaudited) and the Year Ended August 31, 2023	2024	2023

Operations:
Net investment income	$14,556,457	$22,373,499
Net realized gain	115	7,084
Increase in Net Assets From Operations	14,556,572	22,380,583

Capital Transactions:
Proceeds from contributions	873,971,693	1,353,230,021
Value of withdrawals	(869,876,225)	(1,238,582,868)
Increase in Net Assets From Capital Transactions	4,095,468	114,647,153
Increase in Net Assets	18,652,040	137,027,736

Net Assets:
Beginning of period	538,240,289	401,212,553
End of period	$556,892,329	$538,240,289

See Notes to Financial Statements.

6	U.S. Treasury Obligations Portfolio 2024 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2024[1]		2023	2022	2021	2020	2019

Net assets, end of period (millions)	$557		$538	$401	$417	$985	$734
Total return[2]	2.70%		4.49%	0.54%	0.07%	0.99%	2.31%

Ratios to average net assets:
Gross expenses	0.04%[3]		0.04%	0.04%	0.03%	0.03%	0.03%
Net expenses[4]	0.04	[3]	0.04	0.04	0.03	0.03 [5]	0.03
Net investment income	5.36	[3]	4.45	0.53	0.06	0.92	2.29

[1]	For the six months ended February 29, 2024 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager has voluntarily undertaken to limit Portfolio expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

U.S. Treasury Obligations Portfolio 2024 Semi-Annual Report	7

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

U.S. Treasury Obligations Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2024, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

8	U.S. Treasury Obligations Portfolio 2024 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$556,530,482	—	$556,530,482

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both

U.S. Treasury Obligations Portfolio 2024 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2023, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio does not pay an investment management fee.

Expense amounts may be voluntarily waived and/or reimbursed from time to time.

10	U.S. Treasury Obligations Portfolio 2024 Semi-Annual Report

FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the six months ended February 29, 2024, the Portfolio did not invest in derivative instruments.

U.S. Treasury Obligations Portfolio 2024 Semi-Annual Report	11

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 23, 2024